SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Preferred Stock — 0.6%
	Financial Services — 0.6%
	Capital Markets — 0.6%
[a]	Calamos Strategic Total Return Fund 6.24%, 9/9/2029	370,000	$ 9,283,300
[a,b]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	1,162	27,888,000
			37,171,300
	Total Preferred Stock (Cost $38,269,196)		37,171,300
	Asset Backed Securities — 14.1%
	Auto Receivables — 3.5%
[c]	ACM Auto Trust, Series 2024-1A Class B, 11.40% due 1/21/2031	$ 7,419,290	7,555,567
	American Credit Acceptance Receivables Trust,
[c]	Series 2023-1 Class C, 5.59% due 4/12/2029	835,186	836,425
[c]	Series 2023-4 Class B, 6.63% due 2/14/2028	2,979,489	2,984,279
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A Class A, 6.46% due 4/17/2028	1,489,491	1,498,376
[c]	AutoNation Finance Trust, Series 2025-1A Class A2, 4.72% due 4/10/2028	6,400,000	6,411,194
	BOF URSA VI Funding Trust I,
[c]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	1,220,392	1,231,707
[c]	Series 2023-CAR2 Class A2, 5.542% due 10/27/2031	2,338,525	2,350,017
[c]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	3,173,652	3,194,618
[c]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	4,958,154	5,024,296
	Carvana Auto Receivables Trust,
[c]	Series 2020-N1A Class E, 5.20% due 7/15/2027	6,523,402	6,520,505
[c]	Series 2023-N3 Class A, 6.41% due 9/10/2027	464,907	465,638
[c]	Series 2023-N4 Class A, 6.42% due 1/10/2028	7,699,958	7,733,416
	CPS Auto Receivables Trust,
[c]	Series 2022-A Class D, 2.84% due 4/16/2029	965,891	955,753
[c]	Series 2022-C Class C, 5.28% due 4/15/2030	957,964	958,607
[c]	Series 2023-D Class B, 6.78% due 3/15/2028	15,495,680	15,561,122
[c]	Series 2024-C Class A, 5.88% due 2/15/2028	4,997,553	5,013,842
	Exeter Automobile Receivables Trust,
	Series 2022-2A Class D, 4.56% due 7/17/2028	15,000,000	14,959,812
	Series 2022-3A Class C, 5.30% due 9/15/2027	918,125	918,903
	Series 2022-5A Class C, 6.51% due 12/15/2027	1,519,879	1,525,048
[c]	FHF Issuer Trust, Series 2024-3A Class A2, 4.94% due 11/15/2030	4,709,342	4,720,007
[c]	FHF Trust, Series 2023-1A Class A2, 6.57% due 6/15/2028	1,481,837	1,491,295
	GLS Auto Receivables Issuer Trust,
[c]	Series 2021-4A Class D, 2.48% due 10/15/2027	19,620,989	19,359,106
[c]	Series 2022-2A Class D, 6.15% due 4/17/2028	8,705,000	8,770,994
[b,c]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 6.954% (SOFR30A + 2.65%) due 11/15/2027	15,673,000	15,723,749
	Lendbuzz Securitization Trust,
[c]	Series 2022-1A Class A, 4.22% due 5/17/2027	2,042,359	2,033,881
[c]	Series 2023-2A Class A2, 7.09% due 10/16/2028	1,950,035	1,982,538
[c]	Series 2024-3A Class A2, 4.97% due 10/15/2029	6,179,796	6,178,587
[c]	Lobel Automobile Receivables Trust, Series 2023-2 Class A, 7.59% due 4/16/2029	2,123,073	2,126,506
[c]	OneMain Direct Auto Receivables Trust, Series 2022-1A Class A1, 4.65% due 3/14/2029	1,969,655	1,967,319
	Research-Driven Pagaya Motor Asset Trust,
[c]	Series 2023-3A Class A, 7.13% due 1/26/2032	7,905,621	7,939,260
[c]	Series 2023-4A Class A, 7.54% due 3/25/2032	4,809,630	4,845,255
	SAFCO Auto Receivables Trust,
[c]	Series 2024-1A Class A, 6.51% due 3/20/2028	1,149,355	1,151,985
[c]	Series 2025-1A Class A, 5.46% due 9/10/2029	14,533,431	14,637,192
[c]	Santander Bank Auto Credit-Linked Notes, Series 2022-B Class F, 11.91% due 8/16/2032	510,193	514,150
	Santander Drive Auto Receivables Trust, Series 2022-7 Class B, 5.95% due 1/17/2028	4,170,779	4,185,519
	Tricolor Auto Securitization Trust,
[c]	Series 2024-2A Class A, 6.36% due 12/15/2027	2,131,934	2,138,164
[c]	Series 2024-3A Class A, 5.22% due 6/15/2028	1,838,973	1,841,007
	Veros Auto Receivables Trust,
[c]	Series 2024-1 Class A, 6.28% due 11/15/2027	4,217,581	4,233,050
[c]	Series 2025-1 Class A, 5.31% due 9/15/2028	11,392,933	11,411,943
[c]	Westlake Automobile Receivables Trust, Series 2022-2A Class D, 5.48% due 9/15/2027	9,520,000	9,540,362
			212,490,994

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Credit Card — 0.6%
[c]	Brex Commercial Charge Card Master Trust, Series 2024-1 Class A1, 6.05% due 7/15/2027	$ 8,627,000	$ 8,688,463
[c]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class A, 5.78% due 12/15/2032	10,000,000	10,121,204
[c]	Mercury Financial Credit Card Master Trust, Series 2024-2A Class A, 6.56% due 7/20/2029	9,800,000	9,883,630
[c]	Mission Lane Credit Card Master Trust, Series 2023-B Class A, 7.69% due 11/15/2028	5,000,000	5,004,348
			33,697,645
	Other Asset Backed — 7.2%
[c]	AFG ABS I LLC, Series 2023-1 Class A2, 6.30% due 9/16/2030	1,875,929	1,879,439
[c]	AMCR ABS Trust, Series 2024-A Class A, 6.26% due 8/18/2031	4,422,896	4,440,127
	Aqua Finance Trust,
[c]	Series 2020-AA Class A, 1.90% due 7/17/2046	6,042,734	5,583,316
[c]	Series 2020-AA Class C, 3.97% due 7/17/2046	5,022,945	4,801,781
[c]	Series 2021-A Class A, 1.54% due 7/17/2046	5,704,312	5,244,902
[c]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	1,414,321	1,425,529
[c]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	1,617,163	1,600,530
[c]	ClickLease Equipment Receivables Trust, Series 2024-1 Class B, 7.34% due 2/15/2030	1,897,969	1,905,082
[c]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	6,820,000	6,892,645
[c]	Crossroads Asset Trust, Series 2025-A Class A2, 4.91% due 2/20/2032	7,070,000	7,091,144
[c]	DailyPay Securitization Trust, Series 2025-1A Class A, 5.63% due 6/25/2028	10,075,000	10,146,333
[c]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	13,300,000	13,234,889
[c]	Dext ABS LLC, Series 2023-2 Class A2, 6.56% due 5/15/2034	1,814,443	1,828,201
[c]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	36,000,000	34,241,202
[c]	Diamond Issuer LLC, Series 2021-1A Class A, 2.305% due 11/20/2051	27,894,000	26,307,311
[c,d]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	1,644,481	1,471,890
[c]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	8,404,287	8,297,145
	Foundation Finance Trust,
[c]	Series 2019-1A Class B, 4.22% due 11/15/2034	608,646	606,925
[c]	Series 2020-1A Class A, 3.54% due 7/16/2040	833,735	830,124
[c]	Series 2020-1A Class B, 4.62% due 7/16/2040	3,000,000	2,986,901
[c]	Series 2021-1A Class A, 1.27% due 5/15/2041	8,291,417	7,753,006
[c]	Series 2021-2A Class A, 2.19% due 1/15/2042	5,638,569	5,341,290
	FREED ABS Trust,
[c]	Series 2022-1FP Class D, 3.35% due 3/19/2029	626,069	622,182
[c]	Series 2022-2CP Class D, 3.00% due 5/18/2029	6,566,310	6,553,508
[c]	Series 2022-3FP Class D, 7.36% due 8/20/2029	6,401,990	6,408,146
[c]	Series 2022-4FP Class D, 7.40% due 12/18/2029	1,216,671	1,223,438
	Goldman Home Improvement Trust Issuer Trust,
[c]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	3,288,063	3,185,116
[c]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	2,215,846	2,206,487
[c]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	14,518,800	11,971,537
	GoodLeap Sustainable Home Solutions Trust,
[c]	Series 2021-3CS Class A, 2.10% due 5/20/2048	12,953,180	9,894,414
[c]	Series 2021-4GS Class A, 1.93% due 7/20/2048	17,102,976	13,516,602
[c]	Series 2021-5CS Class A, 2.31% due 10/20/2048	7,090,767	5,867,916
[b,c]	Gracie Point International Funding LLC, Series 2023-2A Class A, 6.598% (SOFR90A + 2.25%) due 3/1/2027	1,519,512	1,521,937
[c]	GreenSky Home Improvement Issuer Trust, Series 2024-2 Class A2, 5.25% due 10/27/2059	3,417,239	3,421,533
[c]	GreenSky Home Improvement Trust, Series 2024-1 Class A2, 5.88% due 6/25/2059	3,247,577	3,266,474
[b,c]	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.689% (SOFR30A + 2.25%) due 12/25/2051	4,658,176	4,683,234
	HERO Funding Trust,
[c]	Series 2015-1A Class A, 3.84% due 9/21/2040	1,707,279	1,604,872
[c]	Series 2017-2A Class A1, 3.28% due 9/20/2048	362,841	323,440
	Hilton Grand Vacations Trust,
[c]	Series 2019-AA Class A, 2.34% due 7/25/2033	1,687,230	1,660,322
[c]	Series 2020-AA Class A, 2.74% due 2/25/2039	377,874	368,532
[c]	HIN Timeshare Trust, Series 2020-A Class A, 1.39% due 10/9/2039	1,818,241	1,748,631
[c]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	8,341,028	7,814,858
	LendingPoint Pass-Through Trust,
[c]	Series 2022-ST1 Class A, 2.50% due 3/15/2028	234,094	233,856
[c]	Series 2022-ST3 Class A, 4.00% due 5/15/2028	733,657	733,135
[c]	LL ABS Trust, Series 2022-2A Class C, 8.40% due 5/15/2030	302,649	303,010
[c]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	18,733,961	15,535,394
	Marlette Funding Trust,
[c]	Series 2022-2A Class C, 6.14% due 8/15/2032	2,182,176	2,183,859
[c]	Series 2023-2A Class B, 6.54% due 6/15/2033	716,675	718,094

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	$ 1,379,503	$ 1,409,074
	Mosaic Solar Loan Trust,
[c]	Series 2019-1A Class A, 4.37% due 12/21/2043	806,236	764,945
[c]	Series 2020-1A Class A, 2.10% due 4/20/2046	2,681,395	2,382,792
[c]	NMEF Funding LLC, Series 2022-A Class C, 3.86% due 10/16/2028	2,750,000	2,729,294
	Oportun Issuance Trust,
[c]	Series 2021-C Class A, 2.18% due 10/8/2031	8,423,316	8,250,759
[c]	Series 2022-A Class A, 5.05% due 6/9/2031	3,703,307	3,702,314
[c]	Pagaya AI Debt Selection Trust, Series 2021-HG1 Class A, 1.22% due 1/16/2029	194,703	193,366
	Pagaya AI Debt Trust,
[c]	Series 2023-5 Class C, 9.099% due 4/15/2031	13,888,646	13,979,292
[c]	Series 2023-6 Class C, 8.491% due 6/16/2031	4,061,260	4,087,073
[c]	Series 2023-7 Class B, 7.549% due 7/15/2031	47,024	47,046
[c]	Series 2024-1 Class A, 6.66% due 7/15/2031	921,664	925,881
[c]	Pawneee Equipment Receivables LLC, Series 2021-1 Class D, 2.75% due 7/15/2027	1,690,000	1,669,521
[c]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	4,435,946	4,546,209
	Prosper Marketplace Issuance Trust,
[c]	Series 2023-1A Class B, 7.48% due 7/16/2029	240,266	240,650
[c]	Series 2023-1A Class C, 8.29% due 7/16/2029	600,000	606,644
[c]	Series 2024-1A Class A, 6.12% due 8/15/2029	888,383	889,517
	Reach ABS Trust,
[c]	Series 2024-2A Class A, 5.88% due 7/15/2031	3,328,571	3,341,349
[c]	Series 2025-1A Class A, 4.96% due 8/16/2032	10,579,798	10,565,909
[c]	Regional Management Issuance Trust, Series 2021-1 Class A, 1.68% due 3/17/2031	1,045,224	1,042,402
[c]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	4,765,469	4,731,950
[c]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	12,300,000	12,212,101
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	7,005,799	6,847,893
[c]	SoFi Consumer Loan Program Trust, 4.82% due 6/25/2034	3,500,000	3,505,024
[c]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	10,143,658	9,595,146
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	12,915,000	12,746,123
[c]	Stack Infrastructure Issuer LLC, Series 2021-1A Class A2, 1.877% due 3/26/2046	7,500,000	7,322,798
[c]	Sunnova Hestia I Issuer LLC, Series 2023-GRID1 Class 1A, 5.75% due 12/20/2050	8,768,626	8,853,249
[c]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	8,956,067	8,841,245
[c]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	8,173,357	8,246,871
[c]	Theorem Funding Trust, Series 2022-2A Class A, 6.06% due 12/15/2028	430,632	430,749
[c]	Upgrade Master Pass-Thru Trust, Series 2025-ST4 Class A, 5.495% due 8/16/2032	5,412,000	5,412,000
[c]	Upgrade Receivables Trust, Series 2024-1A Class A, 5.37% due 2/18/2031	3,988,709	3,991,791
	Upstart Pass-Through Trust,
[c]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	166,710	165,497
[c]	Series 2021-ST5 Class A, 2.00% due 7/20/2027	198,700	196,989
	Upstart Securitization Trust,
[c]	5.22% due 6/20/2035	7,300,000	7,312,842
[c]	7.92% due 6/20/2033	3,227,000	3,262,295
[c]	Series 2023-1 Class B, 8.35% due 2/20/2033	182,789	183,155
[c]	Series 2023-3 Class A, 6.90% due 10/20/2033	2,389,852	2,405,079
[c]	Series 2024-1 Class A, 5.33% due 11/20/2034	3,792,193	3,799,124
[c]	Series 2025-1 Class A, 5.45% due 4/20/2035	7,033,162	7,041,699
[c]	Upstart Structured Pass-Through Trust, Series 2022-4A Class B, 8.54% due 11/15/2030	1,612,558	1,621,905
			441,579,801
	Student Loan — 2.8%
[c]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	7,919,728	8,085,347
	College Ave Student Loans LLC,
[b,c]	Series 2021-A Class A1, 5.539% (TSFR1M + 1.21%) due 7/25/2051	5,750,558	5,717,880
[c]	Series 2021-A Class A2, 1.60% due 7/25/2051	1,329,828	1,206,343
[b,c]	Series 2021-C Class A1, 5.334% (TSFR1M + 1.01%) due 7/26/2055	10,299,923	10,120,299
	Commonbond Student Loan Trust,
[c]	Series 18-CGS Class A1, 3.87% due 2/25/2046	1,092,218	1,057,013
[c]	Series 2020-1 Class A, 1.69% due 10/25/2051	7,384,109	6,760,573
[c]	Series 2021-AGS Class A, 1.20% due 3/25/2052	8,202,903	6,974,457
[c]	Series 2021-BGS Class A, 1.17% due 9/25/2051	7,472,346	6,915,353
	MPOWER Education Trust,
[c]	Series 2024-A Class A, 6.78% due 7/22/2041	7,211,522	7,459,553
[c]	Series 2025-A Class A, 6.62% due 7/21/2042	9,608,670	9,669,604

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Navient Private Education Refi Loan Trust,
[b,c]	Series 2019-D Class A2B, 5.476% (TSFR1M + 1.16%) due 12/15/2059	$ 5,135,286	$ 5,115,747
[c]	Series 2021-A Class A, 0.84% due 5/15/2069	1,964,751	1,788,951
[c]	Series 2022-BA Class A, 4.16% due 10/15/2070	15,559,276	15,227,262
	Navient Student Loan Trust,
[b]	Series 2014-1 Class A3, 4.93% (SOFR30A + 0.62%) due 6/25/2031	2,698,168	2,645,203
[b,c]	Series 2019-BA Class A2B, 5.406% (TSFR1M + 1.09%) due 12/15/2059	654,950	652,894
	Nelnet Student Loan Trust,
[b,c]	Series 2013-1A Class A, 5.02% (SOFR30A + 0.71%) due 6/25/2041	1,704,573	1,683,621
[b,c]	Series 2015-2A Class A2, 5.02% (SOFR30A + 0.71%) due 9/25/2042	12,863,837	12,703,191
[b,c]	Series 2015-3A Class A2, 5.02% (SOFR30A + 0.71%) due 2/27/2051	501,464	500,148
[b,c]	Series 2021-CA Class AFL, 5.172% (TSFR1M + 0.85%) due 4/20/2062	7,061,255	7,011,534
[b,c]	Series 2021-DA Class AFL, 5.122% (TSFR1M + 0.80%) due 4/20/2062	10,014,161	9,929,464
[b,c,d]	Prodigy Finance DAC, Series 2021-1A Class A, 5.684% (TSFR1M + 1.36%) due 7/25/2051	976,306	976,366
	SLM Student Loan Trust,
[b]	Series 2011-2 Class A2, 5.62% (SOFR30A + 1.31%) due 10/25/2034	4,903,780	4,910,331
[b]	Series 2013-6 Class A3, 5.07% (SOFR30A + 0.76%) due 6/26/2028	17,135,665	16,871,715
	SMB Private Education Loan Trust,
[b,c]	Series 2017-B Class A2B, 5.176% (TSFR1M + 0.86%) due 10/15/2035	190,669	190,246
[b,c]	Series 2021-D Class A1B, 5.026% (TSFR1M + 0.71%) due 3/17/2053	4,340,567	4,293,194
[b,c]	Series 2021-E Class A1B, 5.056% (TSFR1M + 0.74%) due 2/15/2051	12,770,019	12,634,886
[b,c]	SoFi Alternative Trust, Series 2019-C Class PT, 5.445% due 1/25/2045	10,252,523	10,173,772
[b,c]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 5.132% (TSFR1M + 0.81%) due 11/20/2061	2,418,773	2,413,840
			173,688,787
	Total Asset Backed Securities (Cost $878,833,650)		861,457,227
	Corporate Bonds — 34.4%
	Automobiles & Components — 0.6%
	Automobiles — 0.6%
[b]	American Honda Finance Corp., 5.016% (SOFR + 0.62%) due 12/11/2026	13,942,000	13,952,038
	Hyundai Capital America,
[c]	1.80% due 10/15/2025	3,353,000	3,323,997
[c]	3.00% due 2/10/2027	1,455,000	1,420,007
[c]	4.85% due 3/25/2027	5,000,000	5,019,150
[c]	5.30% due 3/19/2027	2,000,000	2,022,440
[c]	5.45% due 6/24/2026	4,100,000	4,132,964
[c]	Volkswagen Group of America Finance LLC, 5.05% due 3/27/2028	7,926,000	7,967,929
			37,838,525
	Banks — 0.8%
	Banks — 0.8%
[b,c,d]	DNB Bank ASA, 5.896% (SOFRINDX + 1.95%) due 10/9/2026	7,500,000	7,526,475
	FNB Corp., 5.15% due 8/25/2025	5,748,000	5,747,483
[b]	Morgan Stanley Bank NA, 5.016% (SOFR + 0.91%) due 1/12/2029	3,740,000	3,797,933
[b,c,d]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	13,033,000	12,564,073
	Santander Holdings USA, Inc., 3.244% due 10/5/2026	4,023,000	3,961,126
[c,d]	Sumitomo Mitsui Trust Bank Ltd., 5.65% due 3/9/2026	3,800,000	3,831,768
	Synchrony Bank, 5.40% due 8/22/2025	7,250,000	7,248,550
[b]	Wells Fargo & Co., 4.808% (SOFR + 1.98%) due 7/25/2028	3,448,000	3,476,480
			48,153,888
	Capital Goods — 0.2%
	Aerospace & Defense — 0.1%
	Northrop Grumman Systems Corp., 7.875% due 3/1/2026	2,989,000	3,042,892
	Machinery — 0.1%
	Regal Rexnord Corp., 6.05% due 2/15/2026	7,849,000	7,892,719
			10,935,611
	Commercial & Professional Services — 0.6%
	Commercial Services & Supplies — 0.6%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Element Fleet Management Corp.,
[c,d]	5.643% due 3/13/2027	$ 4,400,000	$ 4,472,600
[c,d]	6.271% due 6/26/2026	11,400,000	11,561,538
[c,d]	6.319% due 12/4/2028	3,422,000	3,607,849
	Quanta Services, Inc., 4.75% due 8/9/2027	3,500,000	3,529,575
[c]	UL Solutions, Inc., 6.50% due 10/20/2028	12,800,000	13,474,688
			36,646,250
	Commercial Services — 0.1%
	Commercial Services & Supplies — 0.1%
[c]	Rentokil Terminix Funding LLC, 5.00% due 4/28/2030	9,120,000	9,184,022
			9,184,022
	Consumer Services — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
[c]	Sodexo, Inc., Series 2023-2 Class B, 5.15% due 8/15/2030	4,000,000	4,065,200
			4,065,200
	Energy — 2.3%
	Oil, Gas & Consumable Fuels — 2.3%
[c]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	9,092,000	9,036,539
[c]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	4,068,000	3,659,084
[c]	Energy Transfer LP, 5.625% due 5/1/2027	3,741,000	3,742,721
[c]	Florida Gas Transmission Co. LLC, 2.30% due 10/1/2031	2,934,000	2,539,612
	Galaxy Pipeline Assets Bidco Ltd.,
[c,d]	1.75% due 9/30/2027	8,349,542	8,052,716
[c,d]	2.16% due 3/31/2034	18,539,323	16,428,250
[c,d,e,f]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	32,475,000	21,110,374
[c]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	12,955,000	12,685,277
[c,d]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	4,160,000	4,200,185
[c]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	13,090,000	12,989,861
	Plains All American Pipeline LP/PAA Finance Corp., 4.65% due 10/15/2025	2,384,000	2,382,260
[c,d]	SA Global Sukuk Ltd., 4.25% due 10/2/2029	24,040,000	23,678,919
[c]	South Bow USA Infrastructure Holdings LLC, 4.911% due 9/1/2027	2,000,000	2,014,160
[c,d]	TMS Issuer SARL, 5.78% due 8/23/2032	10,700,000	11,045,289
[c]	Whistler Pipeline LLC, 5.40% due 9/30/2029	6,985,000	7,070,287
			140,635,534
	Equity Real Estate Investment Trusts (REITs) — 1.4%
	Diversified REITs — 1.4%
	American Tower Corp., 4.90% due 3/15/2030	6,250,000	6,341,312
[c]	American Tower Trust #1, 3.652% due 3/15/2048	8,015,000	7,829,988
	Crown Castle, Inc.,
	2.90% due 3/15/2027	2,750,000	2,676,905
	4.90% due 9/1/2029	6,181,000	6,233,353
	Digital Realty Trust LP, 5.55% due 1/15/2028	434,000	445,310
	Realty Income Corp., 5.05% due 1/13/2026	6,146,000	6,144,525
	SBA Tower Trust,
[c]	1.631% due 5/15/2051	26,585,000	25,506,781
[c]	1.84% due 4/15/2027	8,140,000	7,751,020
[c]	4.831% due 10/15/2029	6,480,000	6,486,772
[c]	6.599% due 11/15/2052	7,950,000	8,169,965
	Vornado Realty LP, 2.15% due 6/1/2026	7,000,000	6,800,080
			84,386,011
	Financial Services — 4.6%
	Capital Markets — 2.3%
[c,d]	Abu Dhabi Developmental Holding Co. PJSC, 5.375% due 5/8/2029	15,500,000	15,958,645
	Ares Capital Corp., 3.25% due 7/15/2025	9,335,000	9,325,572
	Blue Owl Credit Income Corp., 3.125% due 9/23/2026	19,056,000	18,547,205
	Blue Owl Technology Finance Corp.,
[c]	3.75% due 6/17/2026	12,276,000	12,035,268
[c]	4.75% due 12/15/2025	25,494,000	25,361,431
[d]	Brookfield Asset Management Ltd., 5.795% due 4/24/2035	5,250,000	5,389,597
	Hercules Capital, Inc.,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	2.625% due 9/16/2026	$ 14,120,000	$ 13,679,456
	3.375% due 1/20/2027	7,458,000	7,226,280
	LPL Holdings, Inc.,
	4.90% due 4/3/2028	9,457,000	9,527,076
	5.15% due 6/15/2030	6,885,000	6,969,892
	Main Street Capital Corp.,
	3.00% due 7/14/2026	14,195,000	13,888,956
	6.50% due 6/4/2027	3,000,000	3,068,160
	Consumer Finance — 0.1%
[b]	U.S. Bank NA, 4.73% (SOFR + 0.91%) due 5/15/2028	6,750,000	6,786,180
	Financial Services — 2.1%
	Antares Holdings LP,
[c]	2.75% due 1/15/2027	7,360,000	7,070,237
[c]	3.95% due 7/15/2026	14,391,000	14,160,600
[b]	Bank of America Corp., 4.948% (SOFR + 2.04%) due 7/22/2028	6,007,000	6,075,780
[b,c,d]	BNP Paribas SA, 2.591% (SOFR + 1.23%) due 1/20/2028	3,650,000	3,542,836
	Citigroup, Inc.,
[b]	1.122% (SOFR + 0.77%) due 1/28/2027	1,332,000	1,305,880
[b]	1.462% (SOFR + 0.77%) due 6/9/2027	7,328,000	7,120,837
	3.40% due 5/1/2026	2,425,000	2,406,279
[b]	4.786% (SOFR + 0.87%) due 3/4/2029	5,912,000	5,954,566
[b]	Series 2025-1A Class A, 4.643% (SOFR + 1.14%) due 5/7/2028	4,625,000	4,638,598
[b,d]	Deutsche Bank AG, 2.552% (SOFR + 1.32%) due 1/7/2028	4,940,000	4,797,629
	Goldman Sachs Group, Inc.,
[b]	4.937% (SOFR + 1.32%) due 4/23/2028	1,800,000	1,814,940
[b]	5.214% (SOFR + 0.82%) due 9/10/2027	10,881,000	10,885,896
	HSBC Holdings plc,
[b,d]	4.583% (TSFR3M + 1.80%) due 6/19/2029	3,000,000	3,004,170
[b,d]	5.286% (SOFR + 1.29%) due 11/19/2030	6,100,000	6,230,784
[b,d]	5.887% (SOFR + 1.57%) due 8/14/2027	6,500,000	6,591,325
	JPMorgan Chase & Co.,
[b]	1.04% (TSFR3M + 0.70%) due 2/4/2027	4,690,000	4,593,386
[b]	3.54% (TSFR3M + 1.64%) due 5/1/2028	3,040,000	2,995,525
[b,d]	Mitsubishi UFJ Financial Group, Inc., 5.017% (H15T1Y + 1.95%) due 7/20/2028	3,285,000	3,325,438
[b]	Morgan Stanley, Series . 4.994% (SOFR + 1.38%) due 4/12/2029	3,788,000	3,843,570
[b,c,d]	Societe Generale SA, 6.446% (H15T1Y + 2.55%) due 1/10/2029	4,933,000	5,127,015
[d]	Sumitomo Mitsui Financial Group, Inc., 3.04% due 7/16/2029	11,650,000	11,036,045
	UBS Group AG,
[b,c,d]	1.494% (H15T1Y + 0.85%) due 8/10/2027	7,121,000	6,886,862
[b,c,d]	6.373% (SOFR + 3.34%) due 7/15/2026	4,300,000	4,301,892
	Mortgage Real Estate Investment Trusts — 0.1%
[c]	Lineage OP LP, 5.25% due 7/15/2030	3,450,000	3,471,355
			278,945,163
	Food, Beverage & Tobacco — 1.9%
	Beverages — 0.6%
[c,d]	Becle SAB de CV, 2.50% due 10/14/2031	28,038,000	23,179,295
	Huntington Ingalls Industries, Inc., 3.483% due 12/1/2027	2,640,000	2,584,771
	Keurig Dr. Pepper, Inc.,
	4.35% due 5/15/2028	5,750,000	5,758,510
	4.60% due 5/15/2030	8,757,000	8,799,734
	Food Products — 0.5%
	Flowers Foods, Inc., 5.75% due 3/15/2035	15,293,000	15,660,797
[c]	Mars, Inc., 4.80% due 3/1/2030	12,829,000	12,996,547
	Tobacco — 0.8%
	BAT Capital Corp.,
	3.215% due 9/6/2026	4,632,000	4,567,847
	5.35% due 8/15/2032	14,980,000	15,323,192
	Imperial Brands Finance plc,
[c,d]	3.50% due 7/26/2026	918,000	906,800
[c,d,g]	4.50% due 6/30/2028	5,000,000	4,998,600
[c,d]	5.50% due 2/1/2030	16,500,000	16,998,300
[c,d]	Japan Tobacco, Inc., 5.25% due 6/15/2030	5,386,000	5,541,817
			117,316,210

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Health Care Equipment & Services — 0.9%
	Health Care Equipment & Supplies — 0.2%
[c,d]	Olympus Corp., 2.143% due 12/8/2026	$ 14,061,000	$ 13,601,486
	Health Care Providers & Services — 0.7%
	Centene Corp., 4.625% due 12/15/2029	4,906,000	4,775,353
[c]	Highmark, Inc., 1.45% due 5/10/2026	20,542,000	19,912,799
	Laboratory Corp. of America Holdings,
	1.55% due 6/1/2026	4,855,000	4,728,721
	4.55% due 4/1/2032	10,406,000	10,250,847
			53,269,206
	Insurance — 7.3%
	Insurance — 7.3%
[c]	American National Group, Inc., 6.144% due 6/13/2032	25,662,000	26,339,220
[c,d]	Ascot Group Ltd., 4.25% due 12/15/2030	12,308,000	11,102,801
	Brighthouse Financial Global Funding,
[c]	1.55% due 5/24/2026	7,538,000	7,332,816
[c]	2.00% due 6/28/2028	13,751,000	12,672,097
	Brown & Brown, Inc.,
	4.70% due 6/23/2028	4,825,000	4,867,171
	5.65% due 6/11/2034	4,176,000	4,287,165
	CNO Global Funding,
[c]	1.75% due 10/7/2026	9,414,000	9,084,228
[c]	4.875% due 12/10/2027	6,850,000	6,910,554
[d]	Enstar Group Ltd., 3.10% due 9/1/2031	7,139,000	6,346,928
[c]	Equitable America Global Funding, 4.95% due 6/9/2030	3,800,000	3,840,812
	Equitable Financial Life Global Funding,
[c]	1.00% due 1/9/2026	8,665,000	8,508,597
[c]	1.40% due 7/7/2025 - 8/27/2027	16,048,000	15,774,927
[c]	1.80% due 3/8/2028	6,800,000	6,358,068
[c]	5.00% due 3/27/2030	3,000,000	3,044,910
	F&G Global Funding,
[c]	1.75% due 6/30/2026	16,912,000	16,438,295
[c]	2.00% due 9/20/2028	2,475,000	2,273,411
[c]	2.30% due 4/11/2027	11,752,000	11,286,621
[c]	5.875% due 1/16/2030	4,320,000	4,444,243
[c,d]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	17,531,000	17,572,548
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	8,797,000	7,634,740
	3.40% due 6/15/2030	3,720,000	3,476,861
	First American Financial Corp.,
	2.40% due 8/15/2031	2,261,000	1,936,795
	4.00% due 5/15/2030	4,316,000	4,137,533
[c]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	6,453,000	6,642,396
	GA Global Funding Trust,
[c]	1.625% due 1/15/2026	1,940,000	1,907,699
[c]	2.25% due 1/6/2027	6,479,000	6,258,908
[c]	Global Atlantic Fin Co., 4.40% due 10/15/2029	5,200,000	5,051,176
	Horace Mann Educators Corp.,
	4.50% due 12/1/2025	6,533,000	6,521,045
	7.25% due 9/15/2028	2,952,000	3,151,585
	Jackson National Life Global Funding,
[c]	5.25% due 4/12/2028	8,153,000	8,295,922
[c]	5.50% due 1/9/2026	12,660,000	12,708,488
[c]	Lincoln Financial Global Funding, 4.625% due 5/28/2028	6,838,000	6,887,370
[c]	Lincoln National Corp., 2.33% due 8/15/2030	8,485,000	7,580,584
	Mercury General Corp., 4.40% due 3/15/2027	2,901,000	2,875,761
	Mutual of Omaha Cos Global Funding,
[c]	5.35% due 4/9/2027	13,420,000	13,633,512
[c]	5.45% due 12/12/2028	7,740,000	7,951,147
[b,c]	New York Life Global Funding, 4.872% (SOFR + 0.48%) due 6/9/2026	22,760,000	22,799,147
[c]	NLG Global Funding, 5.40% due 1/23/2030	17,659,000	18,182,943
[b,c]	Pacific Life Global Funding II, 5.009% (SOFR + 0.62%) due 6/4/2026	10,530,000	10,562,643
[c]	Peachtree Corners Funding Trust II, 6.012% due 5/15/2035	7,292,000	7,470,581
[c]	Protective Life Corp., 3.40% due 1/15/2030	6,698,000	6,394,112

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	Protective Life Global Funding, 1.17% due 7/15/2025	$ 4,000,000	$ 3,994,720
	Reliance Standard Life Global Funding II,
[c]	1.512% due 9/28/2026	10,762,000	10,374,245
[c]	5.243% due 2/2/2026	17,412,000	17,445,431
	RGA Global Funding,
[c]	2.70% due 1/18/2029	4,515,000	4,240,217
[c]	5.448% due 5/24/2029	6,000,000	6,194,760
[c]	5.50% due 1/11/2031	4,148,000	4,282,437
[c]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	7,950,000	7,930,840
	Stewart Information Services Corp., 3.60% due 11/15/2031	22,401,000	20,036,798
[c]	Western-Southern Global Funding, 4.90% due 5/1/2030	14,075,000	14,217,439
	Willis North America, Inc., 4.65% due 6/15/2027	4,541,000	4,569,154
			443,832,401
	Materials — 1.0%
	Chemicals — 0.3%
[c,d]	Ma’aden Sukuk Ltd., 5.25% due 2/13/2030	17,475,000	17,766,308
	Containers & Packaging — 0.5%
[c]	Amcor Flexibles North America, Inc., 5.10% due 3/17/2030	4,935,000	5,019,043
[c]	Graphic Packaging International LLC, 1.512% due 4/15/2026	6,873,000	6,691,690
[c]	Sealed Air Corp., 1.573% due 10/15/2026	6,162,000	5,910,036
[c]	Silgan Holdings, Inc., 1.40% due 4/1/2026	15,334,000	14,919,982
	Metals & Mining — 0.2%
[c,d,e,f]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	12,700,000	6,247,130
[c,d]	POSCO, 5.625% due 1/17/2026	2,400,000	2,412,912
			58,967,101
	Media & Entertainment — 0.2%
	Media — 0.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.65% due 2/1/2034	14,750,000	15,783,680
			15,783,680
	Pharmaceuticals, Biotechnology & Life Sciences — 0.7%
	Biotechnology — 0.3%
	Amgen, Inc., 5.507% due 3/2/2026	7,240,000	7,240,290
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	2,320,000	2,275,294
	Illumina, Inc.,
	4.65% due 9/9/2026	2,634,000	2,637,055
	5.80% due 12/12/2025	5,600,000	5,616,744
	Pharmaceuticals — 0.4%
[c]	Bayer U.S. Finance II LLC, 4.25% due 12/15/2025	1,750,000	1,745,065
[c]	CVS Health Corp., 5.268% due 9/22/2025	12,000,000	11,858,070
	Viatris, Inc., 2.30% due 6/22/2027	9,885,000	9,421,097
			40,793,615
	Semiconductors & Semiconductor Equipment — 0.6%
	Semiconductors & Semiconductor Equipment — 0.6%
	Microchip Technology, Inc., 4.25% due 9/1/2025	10,634,000	10,621,345
[c]	Qorvo, Inc., 3.375% due 4/1/2031	14,210,000	12,814,010
[c,d]	SK Hynix, Inc., 1.50% due 1/19/2026	10,200,000	10,031,802
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	6,434,000	6,255,843
			39,723,000
	Software & Services — 2.2%
	Information Technology Services — 1.1%
	Block Financial LLC, 2.50% due 7/15/2028	10,392,000	9,795,603
	Booz Allen Hamilton, Inc.,
[c]	3.875% due 9/1/2028	5,000,000	4,838,350
	5.95% due 4/15/2035	4,931,000	5,030,754
	DXC Technology Co., 2.375% due 9/15/2028	18,253,000	16,977,298
[d]	Genpact Luxembourg SARL/Genpact USA, Inc., 1.75% due 4/10/2026	5,335,000	5,205,413
	Global Payments, Inc., 1.20% due 3/1/2026	3,534,000	3,449,926
	Kyndryl Holdings, Inc., 2.05% due 10/15/2026	7,614,000	7,378,499
[c]	Wipro IT Services LLC, 1.50% due 6/23/2026	10,647,000	10,332,062

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Internet Software & Services — 0.4%
	Prosus NV,
[c,d]	3.061% due 7/13/2031	$ 7,816,000	$ 6,914,112
[c,d]	3.257% due 1/19/2027	6,400,000	6,258,560
[c,d]	4.193% due 1/19/2032	13,254,000	12,373,006
	Software — 0.7%
[c]	Infor LLC, 1.75% due 7/15/2025	12,382,000	12,362,684
[c]	MSCI, Inc., 4.00% due 11/15/2029	6,850,000	6,624,566
[c,d]	Open Text Corp., 6.90% due 12/1/2027	17,723,000	18,364,573
	Paychex, Inc., 5.35% due 4/15/2032	6,676,000	6,853,181
			132,758,587
	Technology Hardware & Equipment — 1.3%
	Communications Equipment — 0.1%
	Motorola Solutions, Inc., 4.85% due 8/15/2030	9,814,000	9,922,837
	Electronic Equipment, Instruments & Components — 1.0%
	Avnet, Inc., 6.25% due 3/15/2028	3,938,000	4,091,740
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	9,124,000	8,648,640
	4.25% due 4/1/2028	11,275,000	11,182,432
[c]	Molex Electronic Technologies LLC, 4.75% due 4/30/2028	3,823,000	3,845,823
	TD SYNNEX Corp., 1.75% due 8/9/2026	27,306,000	26,413,913
	Vontier Corp., 1.80% due 4/1/2026	5,272,000	5,154,382
	Technology Hardware, Storage & Peripherals — 0.2%
	Dell International LLC/EMC Corp., 6.02% due 6/15/2026	6,742,000	6,806,656
	NetApp, Inc., 5.50% due 3/17/2032	6,433,000	6,635,253
			82,701,676
	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.3%
[c,d]	NBN Co. Ltd., 1.45% due 5/5/2026	20,000,000	19,512,000
	Wireless Telecommunication Services — 0.1%
	T-Mobile USA, Inc.,
	2.25% due 2/15/2026	4,275,000	4,210,063
	5.125% due 5/15/2032	2,791,000	2,844,475
			26,566,538
	Utilities — 7.2%
	Electric Utilities — 6.5%
	AEP Texas, Inc.,
	5.40% due 6/1/2033	4,350,000	4,417,729
	Series I, 2.10% due 7/1/2030	8,375,000	7,440,434
	AES Corp., 1.375% due 1/15/2026	9,335,000	9,157,635
[c]	Alliant Energy Finance LLC, 1.40% due 3/15/2026	5,240,000	5,081,071
	Ameren Corp., 5.375% due 3/15/2035	7,400,000	7,446,990
	Appalachian Power Co., Series AA, 2.70% due 4/1/2031	5,750,000	5,168,445
	Arizona Public Service Co., 5.70% due 8/15/2034	4,517,000	4,660,686
	Black Hills Corp., 2.50% due 6/15/2030	5,490,000	4,938,310
[c]	Caledonia Generating LLC, 1.95% due 2/28/2034	15,147,167	13,277,170
	CenterPoint Energy, Inc., 5.40% due 6/1/2029	11,148,000	11,534,724
	Comision Federal de Electricidad,
[c,d]	3.348% due 2/9/2031	8,740,000	7,709,991
[d]	5.00% due 9/29/2036	16,732,800	14,960,462
	Dominion Energy, Inc.,
	4.60% due 5/15/2028	3,700,000	3,727,195
	5.45% due 3/15/2035	4,704,000	4,745,677
	Series B, 3.60% due 3/15/2027	8,076,000	7,989,183
	DTE Energy Co.,
	4.875% due 6/1/2028	3,477,000	3,528,599
	5.20% due 4/1/2030	3,508,000	3,591,561
	5.85% due 6/1/2034	6,458,000	6,753,647
	Duke Energy Progress LLC, 5.05% due 3/15/2035	7,400,000	7,436,186

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Electricite de France SA,
[c,d]	5.65% due 4/22/2029	$ 9,878,000	$ 10,241,807
[c,d]	5.75% due 1/13/2035	13,500,000	13,791,870
	Enel Finance International NV,
[c,d]	1.625% due 7/12/2026	9,500,000	9,219,750
[c,d]	2.125% due 7/12/2028	8,844,000	8,250,744
[c,d]	2.50% due 7/12/2031	3,049,000	2,675,132
	Entergy Arkansas LLC, 5.45% due 6/1/2034	3,308,000	3,406,214
	Entergy Mississippi LLC, 3.25% due 12/1/2027	4,727,000	4,613,930
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	8,640,000	8,293,709
	3.45% due 12/1/2027	9,000,000	8,774,190
	Evergy Kansas Central, Inc., 4.70% due 3/13/2028	4,940,000	4,993,253
	Evergy Missouri West, Inc.,
[c]	5.15% due 12/15/2027	9,711,000	9,874,145
[c]	5.65% due 6/1/2034	6,650,000	6,798,960
	Exelon Corp., 5.125% due 3/15/2031	13,850,000	14,195,557
[c]	FirstEnergy Pennsylvania Electric Co., 5.15% due 3/30/2026	980,000	982,401
	FirstEnergy Transmission LLC,
	4.55% due 1/15/2030	2,585,000	2,586,396
	5.00% due 1/15/2035	4,735,000	4,685,140
	Interstate Power & Light Co.,
	4.95% due 9/30/2034	4,747,000	4,653,674
	5.60% due 6/29/2035	6,615,000	6,799,426
	ITC Holdings Corp.,
[c]	2.95% due 5/14/2030	1,883,000	1,750,569
[c]	4.95% due 9/22/2027	12,703,000	12,841,463
[c]	5.65% due 5/9/2034	14,000,000	14,353,220
[c]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	5,914,000	5,900,043
[c]	Liberty Utilities Co., 5.577% due 1/31/2029	5,240,000	5,394,370
[c]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	9,518,000	8,364,133
[c]	New York State Electric & Gas Corp., 3.25% due 12/1/2026	9,234,000	9,097,429
	NextEra Energy Capital Holdings, Inc., 5.749% due 9/1/2025	7,416,000	7,426,827
[c]	Niagara Mohawk Power Corp., 4.647% due 10/3/2030	2,965,000	2,965,000
[c]	NorthWestern Corp., 5.073% due 3/21/2030	14,345,000	14,592,882
[c]	NRG Energy, Inc., 2.00% due 12/2/2025	8,347,000	8,215,535
	Pinnacle West Capital Corp., Series 2025-2 Class A, 4.90% due 5/15/2028	4,773,000	4,837,579
[c]	PSEG Power LLC, 5.20% due 5/15/2030	5,798,000	5,920,164
	Public Service Co. of Oklahoma, 5.45% due 1/15/2036	5,930,000	5,973,348
	Public Service Enterprise Group, Inc., 4.90% due 3/15/2030	4,903,000	4,987,332
	Puget Energy, Inc.,
	2.379% due 6/15/2028	2,734,000	2,582,700
	4.10% due 6/15/2030	2,616,000	2,528,940
[c]	5.725% due 3/15/2035	9,463,000	9,535,865
[c]	Trans-Allegheny Interstate Line Co., 5.00% due 1/15/2031	4,930,000	5,015,733
	Wisconsin Power & Light Co., 5.375% due 3/30/2034	4,510,000	4,611,475
	Gas Utilities — 0.7%
[c]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	12,511,000	12,384,263
[c]	KeySpan Gas East Corp., 5.994% due 3/6/2033	4,687,000	4,870,683
	Snam SpA,
[c,d]	5.00% due 5/28/2030	2,800,000	2,823,240
[c,d]	Series 2025-2 Class A2, 5.75% due 5/28/2035	2,605,000	2,659,080
	Southwest Gas Corp.,
	4.05% due 3/15/2032	3,024,000	2,867,962
	5.80% due 12/1/2027	4,828,000	4,981,917
	Spire, Inc., 5.30% due 3/1/2026	12,844,000	12,888,569
			438,772,314
	Total Corporate Bonds (Cost $2,132,198,528)		2,101,274,532
	Long-Term Municipal Bonds — 0.1%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, Series B, 5.50% due 9/1/2031	5,035,000	5,255,755
	Total Long-Term Municipal Bonds (Cost $5,035,000)		5,255,755

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Other Government — 0.3%
[c,d]	Bermuda Government International Bonds, 2.375% due 8/20/2030	$ 6,800,000	$ 6,023,712
[c,d]	Saudi Government International Bonds, 5.125% due 1/13/2028	11,200,000	11,376,624
	Total Other Government (Cost $17,981,784)		17,400,336
	U.S. Treasury Securities — 5.3%
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 1/15/2031 - 1/15/2032	185,462,309	170,517,094
	1.75%, 1/15/2034	30,261,500	30,000,258
	U.S. Treasury Notes,
	2.75%, 8/15/2032	48,263,000	44,522,617
	3.50%, 2/15/2033	10,595,000	10,215,898
	4.00%, 5/31/2030	10,250,000	10,350,898
	4.125%, 5/31/2032	5,000,000	5,042,969
	4.25%, 5/15/2035	25,718,000	25,762,203
	4.375%, 12/31/2029	25,000,000	25,625,000
	Total U.S. Treasury Securities (Cost $309,748,270)		322,036,937
	U.S. Government Agencies — 0.7%
	Federal Farm Credit Banks Funding Corp., 3.00%, 3/8/2032	19,285,000	17,662,167
	Federal Home Loan Banks, 5.60%, 12/27/2034	11,450,000	11,431,222
[d]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 6.50%, 1/23/2029	6,000,000	5,872,740
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[d]	2.06%, 1/15/2026	150,000	148,711
[d]	2.512%, 1/15/2026	650,000	645,944
	Small Business Administration Participation Certificates,
	Series 2008-20D Class 1, 5.37%, 4/1/2028	131,407	132,573
	Series 2009-20E Class 1, 4.43%, 5/1/2029	80,049	80,001
	Series 2009-20K Class 1, 4.09%, 11/1/2029	679,000	676,059
	Series 2011-20E Class 1, 3.79%, 5/1/2031	903,556	893,522
	Series 2011-20F Class 1, 3.67%, 6/1/2031	196,131	193,382
	Series 2011-20G Class 1, 3.74%, 7/1/2031	1,065,145	1,051,241
	Series 2011-20I Class 1, 2.85%, 9/1/2031	2,099,537	2,030,805
	Series 2011-20K Class 1, 2.87%, 11/1/2031	1,645,552	1,588,618
	Series 2012-20D Class 1, 2.67%, 4/1/2032	1,375,729	1,320,946
	Series 2012-20J Class 1, 2.18%, 10/1/2032	1,109,257	1,043,703
	Series 2012-20K Class 1, 2.09%, 11/1/2032	838,551	791,500
	Total U.S. Government Agencies (Cost $45,911,634)		45,563,134
	Mortgage Backed — 38.2%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-F Class A1, 2.86% due 7/25/2059	3,599,980	3,493,595
[b,c]	Series 2022-A Class A1, 3.50% due 10/25/2061	9,776,615	9,461,575
[b,c]	Series 2023-C Class A1, 3.50% due 5/25/2063	6,540,640	6,219,970
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-2 Class A3, 5.00% due 1/26/2065	3,556,270	3,543,900
[b,c]	Series 2023-1 Class A1, 4.75% due 9/26/2067	11,910,998	11,783,899
[b,c]	Series 2023-2 Class A1, 4.65% due 10/25/2067	4,212,165	4,165,550
[b,c,d]	Arbor Realty Commercial Real Estate Notes Ltd., CMBS, Series 2022-FL1 Class A, 5.754% (SOFR30A + 1.45%) due 1/15/2037	9,429,640	9,429,638
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	2,757,274	2,668,874
[b,c]	Series 2019-1 Class A3, 4.208% due 1/25/2049	1,442,996	1,397,796
[b,c]	Series 2019-2 Class A1, 3.347% due 4/25/2049	1,223,020	1,166,939
[b,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	3,021,136	2,838,665
[c]	Series 2020-1 Class A2, 2.927% due 3/25/2055	6,518,000	5,985,289
[c]	Series 2020-1 Class A3, 3.328% due 3/25/2055	4,500,000	3,932,439
[c]	Series 2020-1 Class M1, 4.277% due 3/25/2055	3,189,000	2,763,326
[b,c]	Series 2021-1R Class A1, 1.175% due 10/25/2048	6,141,403	5,518,247
[c]	Series 2022-1 Class M1, 3.65% due 12/25/2056	7,338,000	5,513,646
	ATLX Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2024-RPL1 Class A1, 3.85% due 4/25/2064	11,512,401	11,117,746
[b,c]	Series 2024-RPL2 Class A1, 3.85% due 4/25/2063	7,378,319	7,078,316
[b,c]	BPR Trust, CMBS, Series 2023-BRK2 Class A, 7.146% due 10/5/2038	4,250,000	4,493,623

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,c]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2024-NQM4 Class A1A, 4.35% due 1/25/2060	$ 18,721,375	$ 18,351,543
[b,c]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A3, 3.253% due 2/25/2055	3,285,000	3,168,262
[b,c]	BX Trust, CMBS, Series 2025-LIFE Class A, 5.884% due 6/13/2047	14,750,000	15,022,381
[c]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	4,600,000	4,180,522
	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO,
[b,c]	Series 2016-SH1 Class M3, 3.75% due 4/25/2045	1,476,604	1,355,367
[b,c]	Series 2016-SH2 Class M3, 3.75% due 12/25/2045	1,857,073	1,702,314
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 3.007% due 1/25/2067	11,252,231	10,614,403
[b,c]	Series 2022-2 Class M1, 4.609% due 3/25/2067	14,163,000	12,034,769
[b,c]	Series 2023-1 Class A1, 7.065% due 3/25/2058	4,627,770	4,646,268
	CIM Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2018-INV1 Class A4, 4.00% due 8/25/2048	581,324	535,860
[b,c]	Series 2024-R1 Class A1, 4.75% due 6/25/2064	10,949,619	10,859,340
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b]	Series 2004-HYB2 Class B1, 6.379% due 3/25/2034	35,834	17,926
[b,c]	Series 2014-A Class A, 4.00% due 1/25/2035	362,712	353,417
[b,c]	Series 2014-J1 Class B4, 3.625% due 6/25/2044	1,489,969	1,196,118
[b,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	30,626,442	27,124,123
[c]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	6,575,000	6,917,432
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-AFC1 Class A1, 0.83% due 3/25/2056	7,203,078	5,815,190
[b,c]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	8,876,154	7,557,519
[b,c]	Series 2021-NQM8 Class A1, 1.841% due 10/25/2066	1,840,534	1,659,010
[b,c]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	9,589,897	9,544,691
[b,c]	Series 2022-NQM1 Class A1, 2.265% due 11/25/2066	11,046,931	10,041,340
[c]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	7,895,000	7,212,668
[b,c]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	1,919,891	1,799,664
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-2 Class A1, 2.739% due 11/25/2059	1,900,992	1,827,087
[b,c]	Series 2022-1 Class A1, 2.206% due 1/25/2067	15,566,414	13,517,934
[b,c]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.702% due 10/1/2053	7,065,955	6,782,072
	Federal Home Loan Mtg Corp.,
[b]	Pool 1L0322, 5.917% (H15T1Y + 2.07%) due 2/1/2048	2,098,336	2,155,336
[b]	Pool 760025, 3.649% (5-Yr. CMT + 1.310%) due 10/1/2047	3,017,798	2,913,202
[b]	Pool 841097, 3.211% (5-Yr. CMT + 1.300%) due 9/1/2048	4,176,558	4,012,351
[b]	Pool 841362, 1.709% (2.15% - SOFR30A) due 2/1/2052	5,689,225	5,269,316
[b]	Pool 841377, 1.938% (2.24% - SOFR30A) due 4/1/2052	5,869,147	5,450,446
[b]	Pool 841463, 2.157% (2.18% - SOFR30A) due 7/1/2052	13,346,779	11,968,369
	Pool RE6097, 2.00% due 5/1/2051	24,367,349	18,880,152
	Pool SE9046, 3.00% due 12/1/2051	20,834,355	18,004,138
	Pool WN2382, 4.34% due 6/1/2028	11,295,000	11,309,806
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3195 Class PD, 6.50% due 7/15/2036	127,962	131,620
	Series 3922 Class PQ, 2.00% due 4/15/2041	44,376	43,379
	Series 4120 Class TC, 1.50% due 10/15/2027	186,482	181,565
	Series 5461 Class PA, 4.50% due 8/25/2054	21,525,759	21,088,702
	Series 5462 Class P, 4.50% due 10/25/2054	13,433,507	13,163,029
	Series 5469 Class QA, 4.50% due 11/25/2054	13,061,999	12,809,090
[b]	Series 5502 Class FH, 5.705% (SOFR30A + 1.40%) due 2/25/2055	14,003,965	14,015,683
[b]	Series 5552 Class PD, 5.00% due 9/25/2054	24,351,172	24,413,938
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
	Series KJ46 Class A2, 4.796% due 10/25/2031	8,741,000	8,940,193
[b]	Series KJ47 Class A2, 5.43% due 6/25/2031	5,968,000	6,250,451
	Series KJ48 Class A2, 5.028% due 10/25/2031	15,306,000	15,835,142
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-1 Class HA, 3.00% due 1/25/2056	3,618,911	3,370,237
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	6,341,060	5,959,363
[b]	Series 2017-4 Class HT, 3.25% due 6/25/2057	6,346,386	5,664,053
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	3,815,039	3,560,796
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	8,253,086	7,811,755
	Series 2018-3 Class HA, 3.00% due 8/25/2057	9,963,043	9,292,704
[b]	Series 2018-3 Class MA, 3.50% due 8/25/2057	6,213,070	5,967,735
	Series 2018-4 Class HA, 3.00% due 3/25/2058	8,811,898	8,143,081
	Series 2019-1 Class MA, 3.50% due 7/25/2058	16,569,005	15,885,676

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Series 2019-2 Class MA, 3.50% due 8/26/2058	$ 17,666,925	$ 16,818,975
	Series 2019-3 Class MA, 3.50% due 10/25/2058	7,958,965	7,636,128
	Series 2019-4 Class MA, 3.00% due 2/25/2059	13,781,179	12,840,041
	Series 2020-1 Class MA, 2.50% due 8/25/2059	2,224,065	2,068,555
	Series 2020-2 Class MA, 2.00% due 11/25/2059	16,854,134	15,313,454
	Series 2020-3 Class MA, 2.00% due 5/25/2060	9,792,774	8,830,773
	Series 2020-3 Class MT, 2.00% due 5/25/2060	3,295,616	2,551,656
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	13,705,414	11,634,401
	Series 2024-1 Class MT, 3.00% due 11/25/2063	7,433,504	6,036,425
	Series 2024-2 Class MT, 3.50% due 5/25/2064	6,753,104	5,780,325
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool D98887, 3.50% due 1/1/2032	526,048	517,848
	Pool G16710, 3.00% due 11/1/2030	154,132	150,732
	Pool RA6808, 3.00% due 2/1/2052	10,289,290	8,950,570
	Pool RA7021, 2.50% due 3/1/2052	20,813,928	17,297,349
	Pool RA7373, 3.00% due 5/1/2052	5,113,307	4,450,573
	Pool SD1374, 3.00% due 3/1/2052	13,410,853	11,609,198
	Pool SD1852, 2.50% due 6/1/2051	40,613,291	33,734,892
	Pool SD4175, 2.50% due 6/1/2052	84,546,243	70,261,887
	Pool SD5171, 2.50% due 1/1/2054	15,043,254	12,501,649
	Pool SD5345, 2.50% due 4/1/2052	20,932,646	17,524,304
	Pool SD6509, 6.00% due 8/1/2054	16,729,255	17,041,294
	Pool SD8140, 2.00% due 4/1/2051	24,287,740	19,353,248
	Pool SD8189, 2.50% due 1/1/2052	12,794,445	10,650,632
	Pool SD8225, 3.00% due 7/1/2052	11,061,155	9,582,566
	Pool SD8367, 5.50% due 10/1/2053	5,967,049	5,980,019
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	832,472	736,068
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	7,719,662	6,666,882
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	451,274	396,706
	Federal National Mtg Assoc.,
[b]	Pool BH4523, 2.045% (5-Yr. CMT + 1.150%) due 4/1/2047	4,511,651	4,318,692
[b]	Pool BH4524, 2.937% (5-Yr. CMT + 1.150%) due 6/1/2046	8,721,776	8,369,862
[b]	Pool BM6929, 1.925% (2.13% - SOFR30A) due 7/1/2051	3,999,277	3,750,340
	Pool BM7067, 2.50% due 6/1/2051	3,115,836	2,549,425
	Pool BM7629, 1.50% due 9/1/2036	11,770,792	10,389,087
[b]	Pool BO9998, 2.735% (H15T1Y + 2.03%) due 3/1/2048	3,427,227	3,372,954
	Pool BS6056 3.85% due 8/1/2032	8,922,000	8,521,206
[b]	Pool BU9934, 1.838% (2.37% - SOFR30A) due 2/1/2052	8,242,999	7,344,308
	Pool BZ3061, 5.26% due 2/1/2030	18,830,000	19,356,451
	Pool BZ3689, 4.82% due 4/1/2030	22,990,000	23,313,261
	Pool BZ3998, 4.88% due 6/1/2030	11,823,000	12,003,735
[b]	Pool CB2214, 1.528% (2.20% - SOFR30A) due 11/1/2051	4,587,502	4,262,526
	Federal National Mtg Assoc., CMO REMIC,
[b]	Series 2009-17 Class AH, 0.493% due 3/25/2039	282,730	227,521
	Series 2012-129 Class LA, 3.50% due 12/25/2042	1,048,021	980,428
[b]	Series 2013-81 Class FW, 4.72% (SOFR30A + 0.41%) due 1/25/2043	2,467,841	2,427,684
	Series 2024-25 Class VB, 5.50% due 3/25/2035	10,205,634	10,407,064
	Series 2024-70 Class MP, 4.50% due 10/25/2054	14,745,662	14,516,133
	Federal National Mtg Assoc., Grantor Trust, CMO, Series 2017-T1 Class A, 2.898% due 6/25/2027	17,771,575	17,289,280
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AE0704, 4.00% due 1/1/2026	63,063	62,764
	Pool AS9749, 4.00% due 6/1/2047	7,350	6,955
	Pool BM4324, 3.50% due 7/1/2033	1,529,658	1,500,853
	Pool BP9550, 2.50% due 7/1/2035	6,022	5,679
	Pool BP9589, 2.50% due 8/1/2035	492,178	464,161
	Pool BV4119, 2.50% due 3/1/2052	36,976,875	30,729,514
	Pool CB2301, 3.00% due 12/1/2051	27,879,031	24,130,043
	Pool CB3050, 2.50% due 3/1/2052	17,947,629	14,915,320
	Pool FS5447, 2.50% due 9/1/2052	38,698,782	32,286,408
	Pool FS6130, 2.50% due 7/1/2052	17,471,232	14,519,412
	Pool FS6157, 3.00% due 9/1/2052	113,543,899	98,405,588
	Pool FS6212, 1.50% due 5/1/2032	1,757,076	1,655,147
	Pool FS7577, 2.50% due 1/1/2054	21,131,900	17,561,598
	Pool FS7757, 2.50% due 2/1/2052	18,459,070	15,338,323

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Pool FS7879, 2.50% due 7/1/2052	$ 14,965,927	$ 12,420,719
	Pool MA3465, 4.00% due 9/1/2038	2,543,423	2,489,939
	Pool MA4390, 2.00% due 7/1/2031	815,965	778,098
	Pool MA5138, 5.50% due 9/1/2053	4,232,890	4,241,447
	Pool MA5139, 6.00% due 9/1/2053	3,491,984	3,555,707
[b,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	1,017,596	943,603
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-NQM3 Class A1, 3.686% due 11/25/2059	2,357,993	2,292,244
[b,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	6,012,220	5,711,530
[b,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	13,095,975	12,139,957
[b,c]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	10,356,251	8,616,841
	Government National Mtg Assoc., CMBS, Series 2023-104 Class AD, 4.00% due 1/16/2065	22,939,519	21,338,639
	Government National Mtg Assoc., CMO, Series 2025-110 Class L, 1.00% due 6/20/2051	14,702,000	13,061,962
	Government National Mtg Assoc., UMBS Collateral,
	Pool MA7368, 3.00% due 5/20/2051	14,592,597	12,921,798
	Pool MA7706, 3.00% due 11/20/2051	63,342,152	56,060,383
[b,c,d]	Greystone Commercial Real Estate Notes Ltd., CMBS, Series 2021-FL3 Class A, 5.446% (TSFR1M + 1.13%) due 7/15/2039	6,169,465	6,165,611
	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-PJ2 Class B3, 3.639% due 7/25/2050	4,857,130	4,205,128
[b,c]	Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	9,009,833	9,034,721
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2023-PJ2 Class A4, 5.50% due 5/25/2053	3,242,914	3,221,449
[b,c]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	4,580,783	4,459,916
[b,c]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	3,732,742	3,627,325
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	14,940,379	15,495,411
[b,c]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 5.915% due 7/25/2069	3,841,752	3,859,477
	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 A Class A1, 5.082% due 7/25/2067	4,599,823	4,572,592
[b,c]	Series 2024-RRTL2 Class A1, 5.989% due 9/25/2039	9,700,000	9,721,514
[b,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	5,870,000	5,405,282
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	13,470,703	11,487,774
[b,c]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	17,700,047	15,152,644
[b,c]	Series 2022-NQM1 Class A1, 2.493% due 2/25/2067	29,754,778	27,050,254
[b,c]	Series 2022-NQM2 Class A1, 3.638% due 3/25/2067	18,770,327	17,415,680
[b,c]	Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	22,606,671	22,991,893
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2014-IVR3 Class B4, 6.487% due 9/25/2044	1,772,424	1,777,932
[b,c]	Series 2018-3 Class B2, 3.701% due 9/25/2048	2,173,983	1,952,988
[b,c]	Series 2018-6 Class B2, 3.897% due 12/25/2048	890,824	810,335
[b,c]	Series 2019-5 Class B3, 4.45% due 11/25/2049	7,305,819	6,824,697
[b,c]	Series 2019-HYB1 Class B3, 4.97% due 10/25/2049	5,155,933	5,126,676
[b,c]	Series 2019-INV2 Class B3A, 3.71% due 2/25/2050	8,654,249	7,638,844
[b,c]	Series 2021-LTV2 Class A1, 2.52% due 5/25/2052	30,383,049	24,949,365
[b,c]	Series 2022- LTV1 Class A1, 3.25% due 7/25/2052	11,482,603	10,053,188
[b,c]	Series 2022-2 Class A6A, 2.50% due 8/25/2052	24,756,800	22,777,033
[b,c]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	7,292,304	7,104,276
[b,c]	Series 2025-CCM1 Class A4, 5.50% due 6/25/2055	15,061,879	15,150,088
[b,c]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 5.036% due 10/13/2033	3,740,000	3,758,495
[c]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	3,697,000	3,496,089
[b]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.254% due 8/25/2034	74,320	69,840
[b,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	639,521	628,626
	MFA Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-NQM3 Class A1, 1.014% due 1/26/2065	1,744,062	1,636,611
[b,c]	Series 2021-AEI1 Class A4, 2.50% due 8/25/2051	14,443,594	12,431,047
[b,c]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	1,488,577	1,394,902
[b,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	18,184,932	15,804,475
[b,c]	Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	15,385,219	15,097,470
[b,c]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,995,000	4,278,000
[b,c]	Series 2022-NQM1 Class A3, 4.20% due 12/25/2066	13,129,000	11,163,117
[b,c]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	5,037,677	4,899,602
[b,c]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	9,086,367	8,700,368
[b,c]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.05% due 10/25/2067	11,241,199	11,201,893
[b,c]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	7,802,621	7,333,134
	Morgan Stanley Bank of America Merrill Lynch Trust, CMBS, Series 2015-C22 Class A4, 3.306% due 4/15/2048	260,359	258,677

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	$ 7,814,313	$ 8,204,965
[b]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 4.00% due 6/25/2064	13,982,891	13,522,720
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2017-2A Class A3, 4.00% due 3/25/2057	2,164,262	2,091,832
[b,c]	Series 2017-3A Class A1, 4.00% due 4/25/2057	2,633,671	2,542,080
[b,c]	Series 2017-4A Class A1, 4.00% due 5/25/2057	2,943,081	2,825,439
[b,c]	Series 2017-5A Class A1, 5.934% (TSFR1M + 1.61%) due 6/25/2057	188,305	190,849
[b,c]	Series 2017-6A Class A1, 4.00% due 8/27/2057	1,266,862	1,229,917
[b,c]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	1,542,672	1,504,190
[b,c]	Series 2018-2A Class A1, 4.50% due 2/25/2058	2,537,712	2,503,741
[b,c]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	1,590,496	1,540,511
[b,c]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	33,891,747	30,798,136
[b,c]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	22,750,547	21,559,788
[b,c]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	7,600,000	7,658,314
[c]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	4,900,000	4,200,290
[b,c]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	8,675,000	8,767,960
	OBX Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	22,247,102	18,798,858
[b,c]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	3,621,132	3,643,247
[c]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	18,455,652	16,775,141
[b,c]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	3,175,550	3,060,763
	PRKCM Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	24,444,719	20,550,679
[b,c]	Series 2021-AFC2 Class A1, 2.071% due 11/25/2056	14,161,566	12,387,885
[b,c]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	10,061,721	10,188,295
	PRPM LLC, Whole Loan Securities Trust CMO,
[b,c]	Series 2024-RPL2 Class A1, 3.50% due 5/25/2054	12,654,003	12,219,834
[b,c]	Series 2025-RPL3 Class A1, 3.25% due 4/25/2055	14,424,200	13,799,698
[b,c]	Series 2025-RPL4 Class A1, 3.00% due 5/25/2055	11,439,228	10,693,702
[b,c]	PRPM Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A1, 4.40% due 4/25/2067	26,660,280	26,516,368
[b,c]	Radian Mortgage Capital Trust, Whole Loan Securities Trust CMO, Series 2024-J2 Class A16, 5.50% due 3/25/2055	8,403,497	8,415,348
	RAMP Trust, Whole Loan Securities Trust CMO, Series 2003-SL1 Class A31, 7.125% due 4/25/2031	158,343	157,901
	Rate Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-J1 Class A9, 2.50% due 1/25/2052	43,523,726	38,241,924
[b,c]	Series 2024-J4 Class A5, 5.50% due 12/25/2054	17,719,140	17,785,341
[b,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B3, 3.473% due 2/25/2050	2,922,428	2,591,766
[c]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	7,700,000	7,868,883
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2019-2 Class A1C, 2.75% due 9/25/2029	12,732,614	12,103,092
	Series 2019-3 Class A1C, 2.75% due 11/25/2029	2,040,708	1,937,432
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	18,228,353	16,742,608
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	24,507,601	22,359,539
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[b]	Series 2013-6 Class B4, 3.526% due 5/25/2043	716,584	546,652
[b]	Series 2013-7 Class B4, 3.503% due 6/25/2043	408,200	311,488
[b,c]	Series 2023-3 Class A1, 6.00% due 9/25/2053	3,442,520	3,472,517
[b,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.576% (TSFR1M + 1.26%) due 5/15/2038	10,872,000	10,800,877
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-3 Class A1, 2.703% due 9/25/2059	25,532	25,385
[b,c]	Series 2019-3 Class A3, 3.082% due 9/25/2059	44,369	44,106
[b,c]	Series 2020-2 Class A1, 1.381% due 5/25/2065	6,628,076	6,050,734
[b,c]	Series 2020-2 Class A2, 1.587% due 5/25/2065	1,292,963	1,183,539
[b,c]	Series 2020-2 Class A3, 1.895% due 5/25/2065	441,432	407,310
[b,c]	Series 2021-2 Class A1, 1.737% due 12/25/2061	12,811,828	10,448,430
[b,c]	Shellpoint Asset Funding Trust, Whole Loan Securities Trust CMO, Series 2013-1 Class A1, 3.75% due 7/25/2043	697,445	664,664
[b,c]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.90% (TSFR1M + 2.59%) due 4/15/2042	5,879,298	5,864,608
[c]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	13,752,000	12,052,362
[b,c]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	19,355,715	16,027,948
[b]	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2003-9A Class 2A2, 5.988% due 3/25/2033	234,209	233,475
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2018-1 Class A1, 3.00% due 1/25/2058	109,020	107,552
[b,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	5,043,374	4,972,767
[b,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	2,824,541	2,795,466
[b,c]	Series 2025-R1 Class A1, 4.00% due 11/27/2057	17,821,582	16,198,567

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,c]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	$ 19,366,386	$ 18,817,035
[b,c]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2021-R1 Class A1, 0.82% due 10/25/2063	2,653,126	2,484,342
	Vista Point Securitization Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-1 Class A3, 3.201% due 3/25/2065	4,515,150	4,447,858
[b,c]	Series 2020-2 Class A1, 1.475% due 4/25/2065	5,147,940	4,873,476
[b,c]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 6.134% due 3/15/2040	4,050,000	4,062,802
[b,c]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2015-3 Class B4, 3.828% due 3/20/2045	843,459	779,228
	Total Mortgage Backed (Cost $2,391,365,723)		2,331,209,963
	Short-Term Investments — 6.5%
[h]	Thornburg Capital Management Fund	39,354,543	393,545,429
	Total Short-Term Investments (Cost $393,545,429)		393,545,429
	Total Investments — 100.2% (Cost $6,212,889,214)		$6,114,914,613
	Liabilities Net of Other Assets — (0.2)%		(10,744,673)
	Net Assets — 100.0%		$6,104,169,940

Footnote Legend
a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2025.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $3,218,679,009, representing 52.73% of the Fund’s net assets.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	Bond in default.
f	Non-income producing.
g	When-issued security.
h	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DAC	Designated Activity Company
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
ISD	Independent School District
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFR90A	Secured Overnight Financing Rate 90-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage-Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	June 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers eight classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2025 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/25	Dividend Income
Thornburg Capital Mgmt. Fund	$521,539,993	$1,554,387,388	$(1,682,381,952)	$-	$-	$393,545,429	$15,811,833